Note 6 - Related Party Transactions (Details Textual)						5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Feb. 28, 2017 USD ($)	Dec. 23, 2016 USD ($) shares	Jan. 01, 2014	Jan. 01, 2011	May 29, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Nov. 29, 2016 USD ($)
Service Management Costs Daily Fee Related Party									$ 685	€ 685		€ 685		€ 685
Related Party Agreement Term	5 years			5 years	5 years
Related Party Transaction Discount Percentage	5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Operation									720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up									360
Due to Related Parties, Total							$ 2,672,895		2,672,895		$ 4,986,836
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction						$ 2,000,000	$ 1,250,000				2,000,000		$ 2,000,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction									1,561,126		1,306,476		1,479,374
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									3,536,094		2,632,637		2,399,461
Colby Trading Ltd [Member]
Notes Payable, Related Parties, Current															$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total		$ 50,556
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage								1.00%
Related Party Transaction, Expenses from Transactions with Related Party									64,500		70,640		55,796
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage								1.25%
Related Party Transaction, Expenses from Transactions with Related Party									453,361		310,467		268,658
Eurochart [Member] | Vessel Acquisition [Member]
Related Party Transaction, Expenses from Transactions with Related Party											118,526		30,000
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 118,684		89,329		78,530
Related Party Transaction Commission on Premium, Maximum, Percentage									5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 137,385		$ 101,394		$ 97,231
Related Party Transaction Amounts of Transaction Per Crew Member Per Month									$ 50
Entities Managed by Tennenbaum Capital Partners [Member] | M/V Dagr Including Fuel on Board [Member]
Stock Issued During Period, Shares, Purchase of Assets | shares			900,000
Stock Issued During Period, Value, Purchase of Assets			$ 1,800,000